Business combination	12 Months Ended
Dec. 31, 2015
Business combination [Abstract]
Business combination
4.	Business combination

Acquisition of 100 Online and Beijing DuBooker Culture Communication Co., Ltd. (“DuBooker")

On December 2, 2014, the Group acquired 100% of the equity interests of 100 Online and DuBooker for a fixed cash consideration of RMB60 million, plus additional variable cash consideration that is contingent upon the achievement of pre-established performance metrics. 100 Online is primarily engaged in providing a variety of online English courses specialising in the preparation of International English Language Testing System ("IELTS") to registered students through online education platforms, and DuBooker is primarily engaged in the publishing of a variety of teaching materials relevant to language education. The purpose of the acquisition was to strengthen the Group's competitive advantages in China's online education business. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Acquisition of 100 Online and DuBooker (continued)

RMB

Cash consideration	60,000
Contingent consideration	183,000
Total consideration	243,000

Net assets acquired	1,882
Identifiable intangible assets acquired
- Brand names	42,000
- Others	18,300
Goodwill	195,893
Deferred tax liabilities	(15,075)
Total	243,000

The agreements for the acquisition of 100 Online included a contingent consideration arrangement that required additional consideration to be paid by the Group based on the actual net profit of 100 Online for years 2015 through 2017 as compared to the pre-established performance metrics as stipulated in the agreements. The undiscounted amounts the Company shall pay when the net profit of 100 Online from 2015 through 2017 equals to 100% of the performance metrics is RMB240 million. The actual contingent payments would be adjusted based on the degree of how the actual net profit is higher or lower than the performance metrics from 2015 through 2017. The fair value of the contingent consideration recognized on the acquisition date of RMB183 million was determined by the Company using the Trinomial Tree model. Under this model, the Company performs scenario analysis by assuming different scenarios under which 100 Online achieves different actual net profit for years 2015 through 2017. Under different scenarios, the amount of contingent consideration differs according to the stipulation in the agreements. The Company then calculated the fair value of the contingent consideration based on the net present value of the total contingent consideration under different scenarios and the expected probability of each scenario. Please refer to note 25 for the key parameters adopted in the valuation.

The business combination was completed on December 2, 2014. The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2014 and 2015, no measurement period adjustment had been recorded. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2014.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group's consolidated statements of operations and comprehensive income.

There were no indemnification assets involved. Total identifiable intangible assets acquired upon acquisition mainly included brand names, cooperation agreements, copyrights of teaching materials and non-compete agreements, which have an estimated useful life of nine, three, five and five years, respectively. Total goodwill of RMB196 million primarily represents the expected synergies from combining operations of 100 Online and Dubooker with those of the Group, which were expected to be complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Acquisition of Xingxue and Beijing Huanqiu Chuangzhi Software Co., Ltd. (“Chuangzhi”)

On December 23, 2014, the Group acquired 100% of the equity interests of Xingxue and Chuangzhi for a fixed cash consideration of RMB128 million. The principal business of Xingxue and Chuangzhi is the operation of online vocational training platform. The purpose of the acquisition was to expand the Group's own educational service offerings from online English courses to a variety of online vocational training courses. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

RMB

Net liabilities assumed	(8,549)
Identifiable intangible assets acquired
- Brand names	43,620
- Other	4,792
Goodwill	100,382
Deferred tax liabilities	(12,103)
Total	128,142

The business combination was completed on December 23, 2014. The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed was recorded as goodwill. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. As of December 31, 2014 and 2015, no measurement period adjustment had been recorded. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2014.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group's consolidated statements of operations and comprehensive income.

There were no indemnification assets involved. Total identifiable intangible assets acquired upon acquisition mainly included brand names, and software, which have an estimated useful life of fifteen and five years, respectively. Total goodwill of RMB100 million primarily represents the expected synergies from combining operations of Xingxue and Chuangzhi with those of the Group, which were expected to be complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

Acquisition of Beifu

On February 3, 2015, the Group acquired 70% of the equity interests of Beifu from the founders of Beifu for a fixed cash consideration of RMB39 million, plus additional variable cash consideration that is contingent upon the achievement of pre-established performance metrics for years 2015 through 2017. Beifu is primarily engaged in the operation of E-commerce, which is based on YY's existing user base. The purpose of the acquisition was to integrate the Group's technology and huge user base together with Beifu's successful experience in the operation of E-commerce area. On the acquisition date, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

RMB

Cash consideration	39,200
Contingent consideration	107,306
Total consideration	146,506

Net assets acquired	31,994
Identifiable intangible assets acquired	12,900
Goodwill	147,388
Deferred tax liabilities	(3,225)
Non-controlling interest	(42,551)
Total	146,506

The agreements for the acquisition of Beifu included a contingent consideration arrangement that required additional consideration to be paid by the Group based on the achievement of pre-established performance metrics as stipulated in the agreements for years 2015 through 2017. The undiscounted amounts the Company shall pay when Beifu achieves 100% of the performance metrics from 2015 through 2017 is RMB219 million. The actual contingent payments would be adjusted based on the degree of how the actual revenue and net profit are higher or lower than the performance metrics from 2015 through 2017. The fair value of the contingent consideration recognized on the acquisition date of RMB107 million was determined by the Company using the Trinomial Tree model. Under this model, the Company performs scenario analysis by assuming different scenarios under which Beifu achieves different performance for years 2015 through 2017. Under different scenarios, the amount of contingent consideration differs according to the stipulation in the agreements. The Company then calculated the fair value of the contingent consideration based on the net present value of the total contingent consideration under different scenarios and the expected probability of each scenario. Please refer to note 25 for the key parameters adopted in the valuation.

The fair value of non-controlling interest in Beifu was determined mainly based on the number of shares held by non-controlling shareholders and the equity value close to the acquisition date, taking into consideration of other factors, as appropriate. If Beifu achieved specified performance metrics and did not complete an initial public offering, and the founders of Beifu remained being employed by the Company, the non-controlling shareholders had the right to put their equity interests in Beifu to the Company at the fair value (“the put option”). The Company considered the probability of the exercise of the put option and believed that the exercise of the put option is not probable upon the acquisition date and as of December 31, 2015.

Pursuant to ASC 480-10-S99-3A, considering the non-controlling interests are redeemable upon the occurrence of an event that is not solely within the control of the Company, the Company classified the non-controlling interests with the written put option as mezzanine equity in the Company's consolidated financial statements.

The business combination was completed on February 3, 2015. The excess of the purchase price over tangible assets, identifiable intangible assets acquired, and liabilities assumed and fair value of the non-controlling interest was recorded as goodwill. The acquired identifiable intangible assets were valued by various approaches, including the income approach and the replacement cost approach, as appropriate. Acquisition related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2015.

Pro forma results of operations related to the acquisition have not been presented because they are not material to the Group's consolidated statements of operations and comprehensive income.

There were no indemnification assets involved. Total identifiable intangible assets acquired upon acquisition mainly included relationship with online game hosts and non-compete agreements, which have an estimated useful life of three and seven years, respectively. Total goodwill of RMB147 million primarily represents the expected synergies from combining operations of Beifu with those of the Group, which were expected to be complementary to each other. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.